Derivative Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified				3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2014 Fair Value, Inputs, Level 2 [Member]	Mar. 31, 2014 Minimum [Member]	Mar. 31, 2014 Maximum [Member]
Derivatives, Fair Value [Line Items]
Maximum Derivative Financial Instrument's Term (months)				2 months	24 months
Derivative Assets	$ 68	$ 59	$ 68
Derivative Liabilities	24	40	24
Fair value of the Company's foreign currency forward contracts	$ 44